STOCK BASED COMPENSATION (Details 3)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Share-based Payment Arrangement [Abstract]
Total outstanding options, weighted average remaining contractual life	2 years 9 months 25 days	3 years 6 months 18 days
Total exercisable options, weighted average remaining contractual life	2 years 9 months 25 days	3 years 6 months